Financial Information as per operating segments (Details 5) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Depreciation and amortization		$ 126,497,493	$ 124,116,739	$ 109,813,976
Chile operating segment [Member]
Statement [Line Items]
Depreciation and amortization		70,252,736	73,082,403	70,106,357
International Business Operating Segment [Member]
Statement [Line Items]
Depreciation and amortization		38,909,547	34,289,517	25,551,989
Wines Operaing Segment [Member]
Statement [Line Items]
Depreciation and amortization		12,328,271	12,011,674	11,575,351
Other Segments [Member]
Statement [Line Items]
Depreciation and amortization	[1]	$ 5,006,939	$ 4,733,145	$ 2,580,279

[1]	Includes depreciation and amortization corresponding to the Corporate Support Units.